Segment Information and Sales to Significant Customers	12 Months Ended
Sep. 30, 2013
Segment Reporting [Abstract]
Segment Information and Sales to Significant Customers

Note 21 — Segment Information and Sales to Significant Customers

The Company and its subsidiaries operate in one operating segment, providing software products and services for the communications, media and entertainment industry service providers.

Geographic Information

The following is a summary of revenue and long-lived assets by geographic area. Revenue is attributed to geographic region based on the location of the customers.

	Year Ended September 30,
	2013	2012	2011
Revenue
North America (Mainly United States)	$2,423,067	$2,266,110	$2,333,096
Europe	398,400	441,731	403,115
Rest of the world	524,387	539,062	441,517

Total	$3,345,854	$3,246,903	$3,177,728

	As of September 30,
	2013	2012	2011
Long-lived Assets(1)
North America (Mainly United States)	$72,855	$83,645	$102,739
Europe	78,501	65,746	47,717
Rest of the world:
Israel	56,683	51,086	45,669
India	25,036	29,401	35,071
Others	42,469	48,029	27,206

Total	$275,544	$277,907	$258,402

(1)	Includes equipment and leasehold improvements.

Revenue and Customer Information

Customer experience systems include the following offerings: revenue management, customer management, operations support systems (OSS), network control, digital services and M2M solutions. Customer experience systems also include a comprehensive line of services such as consulting, systems integration and transformation, testing, information technology outsourcing (ITO) and value process operation, managed services and product support, system implementation, integration, modification, consolidation, modernization, ongoing support, enhancement and maintenance. Directory includes comprehensive set of products and services for local marketing service providers and search and directory publishers.

	Year Ended September 30,
	2013	2012	2011
Customer experience systems	$3,185,637	$3,066,170	$2,978,288
Directory	160,217	180,733	199,440

Total	$3,345,854	$3,246,903	$3,177,728

Sales to Significant Customers

The following table summarizes the percentage of sales to significant customer groups (when they amount to at least 10 percent of total revenue for the year).

	Year Ended September 30,
	2013	2012	2011
Customer 1	28%	26%	29%
Customer 2	*	10	11
Customer 3	*	*	10

*	Represents an amount of less than 10%.